Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: July 12, 2023

Payment Date	7/17/2023
Collection Period Start	6/1/2023
Collection Period End	6/30/2023
Interest Period Start	6/15/2023
Interest Period End	7/16/2023

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$415,100,868.50	$38,258,516.97	$376,842,351.53	0.642199	Sep-25
Class A-2b Notes	$89,415,047.33	$8,241,098.41	$81,173,948.92	0.642199	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,353,425,915.83	$46,499,615.38	$1,306,926,300.45

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,473,416,556.54	$1,422,591,410.62	0.688352
YSOC Amount	$115,242,856.42	$110,917,325.88
Adjusted Pool Balance	$1,358,173,700.12	$1,311,674,084.74
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$415,100,868.50	3.74000%	30/360	$1,293,731.04
Class A-2b Notes	$89,415,047.33	5.71662%	ACT/360	$454,357.20
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,353,425,915.83			$4,394,466.49

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,473,416,556.54	$1,422,591,410.62
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,358,173,700.12	$1,311,674,084.74
Number of Receivables Outstanding	76,754	75,624
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	49	48

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,470,453.73
Principal Collections	$50,239,120.79
Liquidation Proceeds	$153,862.93
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$54,863,437.45
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$54,863,437.45

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,227,847.13	$1,227,847.13	$—	$—	$53,635,590.32
Interest - Class A-1 Notes	$—	$—	$—	$—	$53,635,590.32
Interest - Class A-2a Notes	$1,293,731.04	$1,293,731.04	$—	$—	$52,341,859.28
Interest - Class A-2b Notes	$454,357.20	$454,357.20	$—	$—	$51,887,502.08
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$49,960,512.08
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$49,468,173.83
First Allocation of Principal	$—	$—	$—	$—	$49,468,173.83
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$49,400,565.50
Second Allocation of Principal	$3,751,831.09	$3,751,831.09	$—	$—	$45,648,734.41
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$45,574,792.74
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$26,574,792.74
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,489,292.74
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,489,292.74
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,489,292.74
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,741,508.45
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,741,508.45
Remaining Funds to Certificates	$2,741,508.45	$2,741,508.45	$—	$—	$—
Total	$54,863,437.45	$54,863,437.45	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$115,242,856.42
Increase/(Decrease)	$(4,325,530.54)
Ending YSOC Amount	$110,917,325.88

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,358,173,700.12	$1,311,674,084.74
Note Balance	$1,353,425,915.83	$1,306,926,300.45
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	38	$586,025.13
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	68	$153,862.93
Monthly Net Losses (Liquidation Proceeds)			$432,162.20
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.27%
Current Collection Period			0.36%
Four-Month Average Net Loss Ratio			0.21%
Cumulative Net Losses for All Periods			$2,342,183.61
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.18%	106	$2,519,326.00
60-89 Days Delinquent	0.05%	32	$678,322.20
90-119 Days Delinquent	0.02%	11	$282,568.83
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	149	$3,480,217.03

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		12	$287,864.60
Total Repossessed Inventory		18	$484,166.93

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		43	$960,891.03
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.04%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.05%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.60	0.04%	25	0.03%